Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets in Pension Plans with Projected or Accumulated Benefit Obligation in Excess of Plan Assets (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2015	Mar. 31, 2014
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥ 216,552	¥ 205,939
Fair value of plan assets	97,323	98,670
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	216,550	205,937
Fair value of plan assets	¥ 97,323	¥ 98,670